Cash and cash equivalents and Restricted cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash on hand	$ 17	$ 10
Cash at banks	18,210	2,356
Total	$ 18,227	$ 2,366	$ 2,709	$ 46